Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The Consolidated Financial Statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated. Certain reclassifications have been made to prior period amounts to conform to the current year presentation.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. While management believes that the amounts included in the Consolidated Financial Statements reflect its best estimates and assumptions, actual results could differ from those estimates. The Company’s principal estimates include:
•Non-life reserves;
•Life and health reserves;
•Reinsurance recoverable for unpaid losses;
•Gross and net premiums written and net premiums earned;
•Valuation and recoverability of deferred tax assets;
•Fair value measurements of certain financial instrument assets; and
•Valuation of goodwill
The following are the Company’s significant accounting policies:
(a) Premiums
Gross premiums written and earned are based upon reports received from ceding companies, supplemented by the Company’s own estimates of premiums written and earned for which ceding company reports have not been received. The determination of premium estimates requires a review of the Company’s experience with cedants, familiarity with each market, an understanding of the characteristics of each line of business and management’s assessment of the impact of various other factors on the volume of business written and ceded to the Company. Premium estimates are updated as new information is received from cedants and differences between such estimates and actual amounts are recorded in the period in which the estimates are changed or the actual amounts are determined. Net premiums written and earned are presented net of ceded premiums.
Premiums related to non-life business are earned on a basis that is consistent with the risks covered under the terms of the reinsurance contracts, which is generally one to two years. Reinstatement premiums are recognized as written and earned at the time a loss event occurs, where coverage limits for the remaining life of the contract are reinstated under pre-defined contract terms. The accrual of reinstatement premiums is based on management’s estimate of losses and loss expenses associated with the loss event. Unearned premiums represent the portion of premiums written which is applicable to the unexpired risks under contracts in force.
Premiums related to traditional and limited payment long-duration contracts are recorded over the premium-paying period on the underlying policies. Premiums on contracts for which there is no significant mortality or critical illness risk are accounted for in a manner consistent with accounting for interest-bearing financial instruments and are not reported as revenues, but rather as direct deposits to the contract. Amounts assessed against annuity and universal life policyholders are recognized as revenue in the period assessed. Premiums related to life and health short-duration business are earned on a basis that is consistent with the risks covered under the terms of the reinsurance contracts, which is generally one to two years.
(b) Losses and Loss Expenses
Non-life reserves
Reserves for non-life business include amounts determined from loss reports on individual treaties (case reserves), additional case reserves when the Company’s loss estimate is higher than reported by the cedants (ACRs) and amounts for losses incurred but not yet reported to the Company (IBNR). Such reserves are estimated by management based upon reports received from ceding companies, supplemented by the Company’s own actuarial estimates of reserves for which ceding company reports have not been received, and based on the Company’s own historical experience. To the extent that the Company’s own historical experience is inadequate for estimating reserves, such estimates may be determined based upon industry experience and management’s judgment. The estimates are regularly reviewed and the ultimate liability may be materially in excess of, or less than, the amounts provided. Any adjustments are reflected in the periods in which they are determined, which may affect the Company’s operating results in future periods. See Note 9 for further details.
Life and Health Reserves
Traditional and limited payment long-duration contracts
For traditional and limited payment long-duration contracts, which includes long-term protection and longevity business, the Company accrues a liability for future policy benefits (LFPB) over time as revenue is recognized based on a net premium ratio. The net premium ratio is the proportion of present value of gross premiums required to provide for all benefits and certain expenses. The LFPB uses the Company's current best estimate assumption of future cash flows discounted at a rate that approximates a single A rated corporate bond yield. Contracts are generally grouped into cohorts by product type, issue year, geographical region, currency, and other factors.
Each quarter, the Company reviews its estimate of cash flows expected over the entire life of a group of contracts using actual historical experience and current future best estimate assumptions, and if the cash flows change, the LFPB is updated using a net premium ratio. The revised net premium ratio is calculated as of contract inception. This revised net premium ratio will derive a remeasurement gain or loss that is presented as a component of Losses and loss expenses within the Consolidated Statements of Operations. If the net premium ratio exceeds 100% for a given cohort, a corresponding adjustment is recognized immediately in net income. The calculated LFPB cannot be less than zero for a given cohort.
The net premium ratio is not updated for changes in discount rate assumptions, as the impact of changes in quarterly discount rates are recorded in Comprehensive income or loss. The current discount rate assumption for all contracts is derived from a yield curve based on upper-medium grade fixed income securities (single A rated credit). For unobservable discount rates, the Company uses estimates consistent with fair value guidance, maximizing the use of relevant, observable market prices and minimizing the use of unobservable inputs. The locked-in discount rate assumption is utilized for purposes of interest accretion recognized in Losses and loss expenses within the Consolidated Statements of Operations and for updating the net premium ratio. The locked-in discount rate assumption is based on the weighted average upper-medium grade fixed income yields during the first calendar year of the contract.
The most significant cash flow assumptions used are mortality, morbidity and persistency. The Company has elected to lock-in claims expense assumptions at contract inception and those assumptions are not subsequently reviewed or updated. See Note 10 for further information of the effects of changes in assumptions on the remeasurement of the LFPB.
Other long-duration contracts
Reserves for other long-duration contracts primarily include interest-sensitive life and investment-type contract liabilities, which are carried at the accumulated contract holder values.
Life and health short-duration contracts
Reserves for life and health short-duration contracts have been established based upon information reported by ceding companies, supplemented by the Company’s actuarial estimates, which include mortality, morbidity, critical illness, and persistency with appropriate provision to reflect uncertainty.
See Note 10 for further details.
(c) Market Risk Benefits
Market risk benefits (MRBs) are contracts or contract features that both provide protection to the contract holder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. MRBs include certain contract features that provide minimum guarantees to policyholders, such as guaranteed minimum death benefits (GMDB). MRBs can be in either an asset or a liability position, and are presented separately on the Consolidated Balance Sheets as the criteria for right of offset is not met. MRBs are measured at fair value using an option-based valuation model based on current net amounts at risk, market data, Company experience, and other factors. Consistent with a fair value income approach, all contractual cash flows specified within the GMDB treaties and expense cash flows that are consistent with the expected expense levels, are projected on a prospective basis. Risk neutral scenarios are used to project and discount cash flows. Changes in fair value related to MRBs are recognized as Market risk benefit gains (losses) except for the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in Other comprehensive income or loss, both within the Consolidated Statements of Operations and Comprehensive Income (Loss). MRBs are derecognized in the financial statements upon contract termination. At that point, the Company records any amounts (i.e. instrument-specific credit risk changes in MRBs) previously recorded in OCI into net income. See Note 11 for further details.
(d) Deferred Acquisition Costs
Deferred acquisition costs are comprised of primarily incremental brokerage fees, commissions and excise taxes, which vary directly with, and are related to, the successful acquisition of reinsurance contracts. All other acquisition related costs, including indirect costs, are expensed as incurred. Acquisition costs are shown net of commissions earned on ceded reinsurance.
Deferred acquisitions costs related to non-life contracts are amortized as the related premium is earned. The Company establishes a premium deficiency reserve to the extent the deferred acquisition costs are insufficient to cover the excess of expected losses and loss expenses, settlement costs and deferred acquisition costs over the related unearned premiums. Actual and anticipated losses and loss expenses, other costs, and investment income related to underlying premiums are considered in determining the recoverability of these deferred acquisition costs.
Deferred acquisition costs related to traditional and limited payment long-duration contracts are amortized over the expected term of the underlying contracts, on a constant level basis, at the cohort level. Acquisition costs related to unexpected contract terminations are written off. Assumptions used to amortize these acquisition costs are consistent with the related liability for future policy benefits. These acquisition costs are not evaluated for recoverability and are not subject to impairment testing.
Amortization of deferred acquisition costs is included in Acquisition costs within the Consolidated Statements of Operations.
(e) Reinsurance
The Company purchases retrocessional contracts to reduce its exposure to risk of losses on reinsurance assumed. Ceded premiums, which represent the cost of retrocessional protection purchased by the Company, are expensed over the coverage period. Prepaid reinsurance premiums represent the portion of premiums ceded applicable to the unexpired term of policies in force.
Reinsurance recoverable on paid and unpaid losses involves actuarial estimates consistent with those used to establish the associated liabilities for non-life and life and health reserves and are recorded net of a valuation allowance for estimated uncollectible recoveries.
Retroactive reinsurance reimburses a ceding company for liabilities incurred as a result of past insurable events covered under contracts subject to the reinsurance. Premiums payable for retroactive reinsurance coverage meeting the conditions of reinsurance accounting are reported as reinsurance recoverables. To the extent that recorded liabilities on an underlying reinsurance contract exceed premiums payable for retroactive coverage, a deferred gain is recognized in Accounts payable, accrued expenses and other on the Company's Consolidated Balance Sheets and amortized over estimated remaining settlement period of the underlying contract. Any such amortization is included in Losses and loss expenses in the Consolidated Statements of Operations.
(f) Funds Held by Reinsured Companies
The Company writes certain business on a funds held basis. Under such contractual arrangements, the cedant retains the premiums that would have otherwise been paid to the Company and the Company is credited with investment income on these funds. The Company generally earns investment income on the funds held balances based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. SOFR). However, in certain circumstances, the Company may receive an investment return based upon either the result of a pool of assets held by the cedant, generally used to collateralize the funds held balance, or the investment return earned by the cedant on its entire investment portfolio. In these arrangements, investment returns are typically reflected in Net investment income in the Company’s Consolidated Statements of Operations. In these arrangements, the Company is exposed, to a limited extent, to the underlying credit risk of the pool of assets inasmuch as the underlying policies may have guaranteed minimum returns. In such cases, an embedded derivative exists and its fair value is recorded by the Company as an increase or decrease to the funds held balance.
(g) Deposit Assets and Liabilities
In the normal course of its operations, the Company writes certain contracts that do not meet the risk transfer provisions of U.S. GAAP. While these contracts do not meet risk transfer provisions for accounting purposes, there is a remote possibility that the Company will suffer a loss. The Company accounts for these contracts using the deposit accounting method originally recording deposit assets or liabilities for an amount equivalent to the consideration paid or received, respectively. The difference between the consideration received and the estimated liability for unpaid losses is determined upon entering into the contract and, if a loss, recognized into income immediately, and if a gain, the gain is deferred and earned over the expected settlement period of the contract, with the unearned portion recorded as a component of deposit liabilities. Actuarial studies are used to estimate the liabilities under these contracts and the appropriate accretion rates to increase or decrease the liabilities over the term of the contracts. The change in the estimated liability for the period is recorded in Other income or loss in the Consolidated Statements of Operations. Under some of these contracts, cedants retain the assets on a funds-held basis. In those cases, the Company records those assets as deposit assets and records the related income in Net investment income in the Consolidated Statements of Operations. Also included in Deposit assets are receivables included as an element of certain life reinsurance agreements that do not meet risk transfer.
(h) Investments
The Company elects the fair value option for Fixed maturities, Short-term investments and Equities with changes in fair value recorded in Net realized and unrealized investment gains or losses in the Consolidated Statements of Operations. Short-term investments comprise securities with a maturity greater than three months but less than one year from the date of purchase.
Investments in real estate includes real estate that is directly held by the Company, which is recorded at cost less any write down for impairment, where applicable. Real estate assets held for investment are reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value.
The Company recognizes Other invested assets at fair value, except for those that are accounted for using the equity method of accounting. Other invested assets consist of equity investments in non-publicly traded companies such as limited liability companies and limited partnerships (or similar structures); privately placed corporate loans, notes and loans receivable and notes securitization; and derivative financial instruments. Non-publicly traded entities in which the Company has significant influence, including an ownership of more than 20% and less than 50% of the voting rights, and limited partnerships (or similar structures) in which the Company has more than a minor interest (typically more than 3% to 5%), are accounted for using either the equity method or the fair value option. Where the equity method is used, the Company's share of profits or losses of the investee are recorded in Interest in earnings or losses of equity method investees in the Consolidated Statements of Operations. The Company has not elected the fair value option for these equity method investees as the carrying values already approximate fair value. Where the fair value option is elected, the investment is recognized in the Consolidated Balance Sheets at fair value with changes in fair value recorded in Net realized and unrealized investment gains or losses in the Consolidated Statements of Operations. See Note 2(o) below for significant accounting policy for derivatives.
The Company defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company measures the fair value of financial instruments according to a fair value hierarchy that prioritizes the information used to measure fair value into three broad levels. The Company’s policy is to recognize transfers between the hierarchy levels at the beginning of the period. Refer to Note 4 for the valuation techniques used by the Company.
The Company invests in various funds where the net asset value (NAV) is used as a basis for determining fair value. The Company applies the practical expedient relating to investments in certain entities that calculate NAV per share (or its equivalent) and therefore measure the fair value of these fund investments based on that NAV per share, or its equivalent. Refer to Note 4 for the valuation methods and assumptions used by the Company.
Net investment income includes interest and dividend income, amortization of premiums and discounts on fixed maturities and short-term investments, and is net of investment expenses and withholding taxes. Investment income is recognized when earned and accrued to the balance sheet date. Realized gains or losses on the disposal of investments are determined on a first-in, first-out basis. Investment purchases and sales are recorded on a trade-date basis.
(i) Cash and Cash Equivalents
Cash equivalents are carried at fair value and include fixed income securities that, from the date of purchase, have a maturity of three months or less.
(j) Business Combinations
The Company accounts for transactions in which it obtains control over one or more businesses using the acquisition method. The purchase price is allocated to identifiable assets and liabilities, including any intangible assets, based on their estimated fair value at the acquisition date. The estimates of fair values for assets and liabilities acquired are determined based on various market and income analyses and appraisals. Any excess of the purchase price over the fair value of net assets acquired is recorded as Goodwill in the Company’s Consolidated Balance Sheets, while any excess of the fair value of net assets acquired over the purchase price is recorded as a gain in the Consolidated Statements of Operations. All costs associated with an acquisition are expensed as incurred.
(k) Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in a business combination. The Company assesses the appropriateness of its valuation of goodwill on an annual basis (as of December 31) or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. If, as a result of the assessment, the Company determines that the value of its goodwill is impaired, goodwill will be written down in the period in which the determination is made.
(l) Intangible Assets
Intangible assets represent the fair value adjustments related to renewal rights, and customer relationships; value of life business acquired; and U.S. licenses arising from acquisitions. Definite-lived intangible assets are amortized over their useful lives and the Amortization of intangible assets is recorded in the Consolidated Statement of Operations. Indefinite-lived intangible assets are not subject to amortization. The carrying values of indefinite-lived intangible assets are reviewed for indicators of impairment on an annual basis (as of December 31) or more frequently if events or changes in circumstances indicate that impairment may exist. Impairment is recognized if the carrying values of the intangible assets are not recoverable from their undiscounted cash flows and is measured as the difference between the carrying value and the fair value.
(m) Income Taxes
Certain subsidiaries and branches of the Company operate in jurisdictions where they are subject to taxation. Current and deferred income taxes are charged or credited to Net income or loss or, in certain cases, to Accumulated other comprehensive income or loss, based upon enacted tax laws and rates applicable in the relevant jurisdiction in the period in which the tax becomes accruable or realizable. Deferred income taxes are provided for all temporary differences between the bases of assets and liabilities used in the Consolidated Balance Sheets and those used in the various jurisdictional tax returns. When management’s assessment indicates that it is more likely than not that deferred tax assets will not be realized, a valuation allowance is recorded against the deferred tax assets. Where appropriate, the valuation allowance assessment considers tax planning strategies.
The Company recognizes a tax benefit relating to uncertain tax positions only where the position is more likely than not to be sustained assuming examination by tax authorities. A liability is recognized for any tax benefit (along with any interest and penalty, if applicable) claimed in a tax return in excess of the amount recognized in the financial statements under U.S. GAAP. Any changes in amounts recognized are recorded in the period in which they are determined.
In the event that there is a change in current tax law, the impact of such change is recorded in Income tax expense or benefit within the Consolidated Statements of Operations in the period of enactment.
(n) Foreign Exchange
In recording foreign currency transactions, revenue and expense items in a currency other than the functional currency are converted into the functional currency at the average rates of exchange for the period. Monetary assets and liabilities originating in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange in effect at the balance sheet dates. The resulting foreign exchange transaction gains or losses are included in Net foreign exchange gains or losses in the Consolidated Statements of Operations. Non-monetary assets and liabilities denominated in foreign currency are not subsequently remeasured.
The reporting currency of the Company is the U.S. dollar. The national currencies of the Company’s subsidiaries and branches are generally their functional currencies, except for the Company’s Bermuda subsidiaries, its branches in Switzerland and the United Kingdom and its Singapore subsidiary and branches, whose functional currency is the U.S. dollar. In translating the financial statements of those subsidiaries or branches whose functional currency is other than the U.S. dollar, assets and liabilities are converted into U.S. dollars using the rates of exchange in effect at the balance sheet dates, and revenues and expenses are converted using the average foreign exchange rates for the period. The effect of translation adjustments are reported in the Consolidated Balance Sheets as Currency translation adjustment, a separate component of Accumulated other comprehensive income or loss. The change in currency translation adjustment is reflected in Other comprehensive income or loss.
(o) Derivatives
The Company’s investment strategy allows for the use of certain derivative instruments, subject to strict limitations. The Company may use derivative financial instruments such as foreign exchange forward contracts, foreign currency option contracts, futures contracts, to-be-announced mortgage-backed securities (TBAs), total return swaps, interest rate swaps, insurance-linked securities, and credit default swaps for the purpose of managing overall currency risk, market exposures and portfolio duration, for hedging certain investments, or for enhancing investment performance that would be allowed under the Company’s investment policy if implemented in other ways.
On the date the Company enters into a derivative contract, management determines whether or not the derivative is to be used and designated as a hedge of an identified underlying risk exposure (a designated hedge). The Company’s derivative instruments are recorded in Other invested assets in the Consolidated Balance Sheets at fair value, with gains and losses associated with changes in fair value recognized in either Net realized and unrealized investment gains or losses or Net foreign exchange gains or losses in the Consolidated Statements of Operations, or in Other comprehensive income or loss, depending on the nature and designation of the derivative instrument (see also Note 6).
The Company formally documents all relationships between designated hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset or liability that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its designated hedging relationships both at the hedge inception and on an ongoing basis.
The Company will discontinue hedge accounting prospectively if it is determined that the derivative is no longer effective in hedging the exposure to variability in expected future cash flows that is attributable to the risk it was meant to hedge; if the derivative instrument expires, is sold, or is otherwise terminated; or if the Company removes the designation of the hedge. To the extent that the Company discontinues hedge accounting because, based on management’s assessment, the derivative no longer qualifies as an effective hedge, or the Company otherwise de-designates the hedge, the derivative will continue to be carried in the Consolidated Balance Sheet at its fair value, with changes in its fair value recognized in in the Consolidated Statements of Operations, or in Other comprehensive income or loss, depending on the type of derivative held.
(p) Pensions
The Company recognizes an asset or a liability in the Consolidated Balance Sheets for the funded status of its defined benefit plans that are overfunded or underfunded, respectively, measured as the difference between the fair value of plan assets and the pension obligation and recognizes changes in the funded status of defined benefit plans in the year in which the changes occur as a component of Accumulated other comprehensive income or loss, net of tax.
(q) Variable Interest Entities
The Company is involved in the normal course of business with variable interest entities (VIEs). An assessment is performed as of the date the Company becomes initially involved in the VIE followed by a reassessment upon certain events related to its involvement in the VIE. The Company consolidates a VIE when it is the primary beneficiary having a controlling financial interest as a result of having the power to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or right to receive benefits, that could potentially be significant to the VIE.
(r) Segment Reporting
The Company monitors the performance of its operations in three segments: Property & Casualty (P&C), Specialty and Life and Health. Segments represent markets that are reasonably homogeneous in terms of client types, buying patterns, underlying risk patterns or approach to risk management.
Since the Company does not manage its assets by segment, neither assets nor net investment income are allocated to the P&C and Specialty segments. However, because of the long-duration profile of some of the Company’s life products, allocated net investment income is considered in management’s assessment of the profitability of the Life and Health segment. The following items are not considered in evaluating the results of the P&C, Specialty and Life and Health segments: Net realized and unrealized investment gains or losses, MRB gains or losses, Interest expense, Loss on redemption of debt, Amortization of intangible assets, Net foreign exchange gains or losses, Income tax expense or benefit and Interest in earnings and losses of equity method investments. These items are included in the Corporate and Other component, which is comprised of the Company’s investment and corporate activities, including other expenses.
(s) Share-Based Incentives
The Company is authorized to issue Class C common shares and restricted share units to certain executives and directors. Prior to the adoption of the Class C common shares and related restricted share unit plan in 2021, the Company was authorized to issue restricted Class B common shares. The compensation cost for grants of Class B and C common shares and restricted share units is measured at fair value and expensed over the period for which the employee is required to provide services in exchange for the award, up to three years from the date of grant. The Company has elected to recognize forfeitures as they occur. Class B and C common shares and restricted share units are accounted for as liabilities and included in Accounts payable, accrued expenses and other on the Consolidated Balance Sheets. See Note 17 for further details.
(t) Recent Accounting Pronouncements
Recently adopted
In August 2018, the Financial Accounting Standards Board’s (the “FASB”) issued an accounting standard update with the objective of making targeted improvements to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The Company adopted FASB targeted improvements to the accounting for long-duration contracts (LDTI) on January 1, 2023. The updated guidance has changed how the Company accounts for its long-duration insurance contracts. Refer to Note 3 for the impact of adoption. In accordance with the transition guidance, prior period consolidated financial statements and disclosures presented herein have been adjusted to reflect LDTI.
Not yet adopted
Reference Rate Reform
In March 2020, the FASB issued guidance which provides optional expedients and exceptions for applying U.S. GAAP to modification of contracts, hedging relationships and other transactions that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued because of reference rate reform. Along with the optional expedients, the amendments include a general principle that permits an entity to consider contract modifications due to reference reform to be an event that does not require contract re-measurement at the modification date or reassessment of a previous accounting determination. In 2022, the sunset date of this guidance was deferred to December 31, 2024, and the guidance may be elected over time as reference rate reform activities occur. The Company is currently evaluating the impact of adopting this guidance on its Consolidated Financial Statements and disclosures.
Fair Value Measurement
In June 2022, the FASB issued updated guidance to address diversity in practice by clarifying that a contractual sale restriction should not be considered in the measurement of the fair value of an equity security. It also requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. The guidance is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The update applies prospectively, with any adjustments resulting from adoption recognized in earnings on the date of adoption. The Company is currently evaluating the impact of adopting this guidance on its Consolidated Financial Statements and disclosures.
Segment Disclosures
In November 2023, the FASB issued an accounting standard update to address improvements to reportable segment disclosures. Improvements primarily include the following annual disclosures: i) significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, and ii) other segment items and description of its composition. The guidance is effective for fiscal years beginning after December 15, 2023 and applies retrospectively unless impracticable, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its Consolidated Financial Statement disclosures.
Income Tax Disclosures
In December 2023, the FASB issued guidance to improve income tax disclosures. The standard requires disaggregated information about a company’s effective tax rate reconciliation as well as information on income taxes paid. The guidance is effective for fiscal years beginning after December 15, 2024 with the option to apply the standard retrospectively, and early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its Consolidated Financial Statement disclosures.